Components of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended									4 Months Ended		5 Months Ended		6 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Jun. 30, 2018		Dec. 31, 2017	Jun. 30, 2017		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jul. 31, 2017		Dec. 31, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2016	Mar. 31, 2017
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss available to common shareholders		$ (15,693)	$ (10,940)		$ (23,573)									$ (39,266)		$ (50,112)
Weighted average outstanding shares of common stock, basic			24,654,220	[1]										21,539,143	[2]	23,989,254	[1]
Dilutive effect of options, warrants and restricted stock awards and units			0											0		0
Weighted average common stock and equivalents			24,654,220											21,539,143		23,989,254
Loss per share, basic		$ (0.81)	$ (0.44)	[3]	$ (1.02)									$ (1.82)	[4]	$ (2.09)	[3]
Loss per share, diluted		$ (0.81)	$ (0.44)	[5]	$ (1.02)									$ (1.82)	[6]	$ (2.09)	[5]
In-the-money Options, Warrants and Restricted Stock Awards and Units
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Incremental "in-the-money" options, warrants and restricted stock awards and units at the end of the period			4,521,727	[7]										7,869,553	[8]	5,454,218	[7]
Predecessor
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss available to common shareholders	$ (1,122,475)					$ (524,434)		$ (94,855)	$ (297,676)	$ (178,490)	$ (89,097)	$ (1,646,909)						$ (619,289)		$ (565,263)	$ (660,118)
Weighted average outstanding shares of common stock, basic						47,121,304	[1]					47,121,330	[2]					47,101,155	[1]	47,067,887	47,071,066	[2]
Dilutive effect of options, warrants and restricted stock awards and units						0						0						0		0	0
Weighted average common stock and equivalents						47,121,304						47,121,330						47,101,155		47,067,887	47,071,066
Loss per share, basic	$ (23.82)					$ (11.13)	[3]	$ (2.01)	$ (6.32)	$ (3.79)	$ (1.89)	$ (34.95)	[4]					$ (13.15)	[3]	$ (12.01)	$ (14.02)	[4]
Loss per share, diluted	$ (23.82)					$ (11.13)	[5]	$ (2.01)	$ (6.32)	$ (3.79)	$ (1.89)	$ (34.95)	[6]					$ (13.15)	[5]	$ (12.01)	$ (14.02)	[6]
Predecessor | In-the-money Options, Warrants and Restricted Stock Awards and Units
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Incremental "in-the-money" options, warrants and restricted stock awards and units at the end of the period						183	[7]											183	[7]		1,233	[8]

[1]	Common shares and new creditor warrants and the sum of common shares and New Creditor Warrants outstanding at June 30, 2018, were 26,085,274, 3,924,441 and 30,009,715, respectively.
[2]	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).
[3]	Tidewater calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding shares of common stock, basic".
[4]	The Company calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding share of common stock, basic".
[5]	Tidewater calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[6]	The Company calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[7]	For the six months ended June 30, 2018, Tidewater also had 5,062,089 shares of "out-of- the-money" warrants outstanding at the end of the period.
[8]	For the period from August 1, 2017 through December 31, 2017, the Company also had 5,062,089 shares of "out-of- the-money" warrants outstanding at the end of the period.